Share-based Payment Arrangements (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average exercise price (in NIS)
Outstanding at January 1	$ 0.83	$ 0.81	$ 0.78
Expired during the year	4	0.81	0.8
Granted during the year	0.33	0.79	4
Outstanding at December 31	0.36	0.83	0.81
Exercisable at December 31	$ 0.32	$ 0.96	$ 0.83
Number of options
Outstanding at January 1	10,394,915	3,510,729	3,872,359
Expired during the year	44,786	2,865,943	406,416
Granted during the year	9,690,299	9,750,129	44,786
Outstanding at December 31	20,040,428	10,394,915	3,510,729
Exercisable at December 31	14,177,578	2,269,808	3,285,729